Shareholder Report, Line Graph (Details) - Bloomberg Municipal Bond: High Yield (non-Investment Grade)Index - USD ($)	1 Months Ended
	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	May 18, 2023
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond: High Yield (non-Investment Grade)Index
Account Value	$ 11,367.83	$ 11,503.09	$ 11,361.26	$ 11,275.77	$ 11,466.63	$ 11,225.34	$ 11,399.02	$ 11,297.41	$ 11,165.79	$ 11,044.62	$ 10,780.92	$ 10,699.74	$ 10,765.83	$ 10,639.46	$ 10,556.51	$ 10,605.74	$ 10,296.48	$ 9,555.76	$ 9,711.32	$ 10,053.09	$ 10,207.89	$ 10,141.78	$ 9,964.95	$ 10,000.00